April 21, 2011

DREYFUS INVESTMENT GRADE FUNDS, INC.

-DREYFUS INFLATION ADJUSTED SECURITIES FUND

Supplement to Prospectus

dated December 1, 2010

The following information supersedes and replaces any contrary information contained in the sections of the fund’s prospectus entitled “Fund Summary - Portfolio Management” and “Fund Details - Management”:

Investment decisions for the fund are made by a team of portfolio managers from Standish Mellon Asset Management Company LLC (Standish), an affiliate of The Dreyfus Corporation (Dreyfus).  The team members are Robert Bayston, David Horsfall and Peter Vaream, each of whom also is an employee of Dreyfus.  The team has managed the fund since April 2011.  Mr. Bayston has been a primary portfolio manager of the fund since January 2005, and is responsible for treasury inflation protected securities and derivative strategies with Standish, which he joined in 1991.  He also has been employed by Dreyfus since September 2001.  Mr. Horsfall is deputy chief investment officer and a senior portfolio manager at Standish, responsible for overseeing the management of all single and multi-sector active fixed income portfolios and strategies at Standish, which he joined in 1989.  He also has been employed by Dreyfus since October 2010.  Mr. Vaream is a director of active fixed income strategies and a senior portfolio manager at Standish, responsible for managing a variety of multi-sector portfolios at Standish, which he joined in 2007.  Prior to joining Standish, Mr. Vaream managed a variety of fixed income products at MFS Investment Management.  He also has been employed by Dreyfus since August 2008.  There are no limitations on the role of a team member with respect to investment decisions for the fund.

April 21, 2011

DREYFUS INVESTMENT GRADE FUNDS, INC.

-DREYFUS SHORT TERM INCOME FUND

Supplement to Prospectus

dated December 1, 2010

The following information supersedes and replaces any contrary information contained in the sections of the fund’s prospectus entitled “Fund Summary - Portfolio Management” and “Fund Details - Management”:

Investment decisions for the fund are made by a team of portfolio managers from Standish Mellon Asset Management Company LLC (Standish), an affiliate of The Dreyfus Corporation (Dreyfus).  The team members are David Horsfall, CFA, David Bowser, CFA, and Peter Vaream, each of whom also is an employee of Dreyfus.  The team members have served as primary portfolio managers of the fund since October 2010.  Messrs. Bowser and Vaream have served as portfolio managers of the fund since April 2008.  Mr. Horsfall is deputy chief investment officer and a senior portfolio manager at Standish, responsible for overseeing the management of all single and multi-sector active fixed income portfolios and strategies at Standish, which he joined in 1989.  He also has been employed by Dreyfus since October 2010.  Mr. Bowser is a director of active fixed income strategies and a senior portfolio manager at Standish, responsible for managing a variety of multi-sector portfolios at Standish, which he joined in 2000.  He also has been employed by Dreyfus since July 2006.  Mr. Vaream is a director of active fixed income strategies and a senior portfolio manager at Standish, responsible for managing a variety of multi-sector portfolios at Standish, which he joined in 2007.  Prior to joining Standish, Mr. Vaream managed a variety of fixed income products at MFS Investment Management.  He also has been employed by Dreyfus since August 2008.  There are no limitations on the role of a team member with respect to investment decisions for the fund.

April 21, 2011

DREYFUS INVESTMENT GRADE FUNDS, INC.

Supplement to Statement of Additional Information

dated December 1, 2010

The following information supplements any contrary information contained in the section of the Funds’ Statement of Additional Information entitled “Management Arrangements – Portfolio Management” and “Management Arrangements – Additional Information About the Portfolio Managers.”

            Portfolio Management.  The primary portfolio managers for Dreyfus Inflation Adjusted Securities Fund are David Horsfall, Robert Bayston and Peter Vaream.  The primary portfolio managers for Dreyfus Intermediate Term Income Fund and Dreyfus Short Term Income Fund are David Horsfall, David Bowser and Peter Vaream.

Additional Information About the Portfolio Managers.  The following table lists the number and types of other accounts advised by each Fund’s primary portfolio managers and assets under management in those accounts as of February 28, 2011:

Portfolio Manager	Registered Investment Company Accounts	Assets Managed	Pooled Accounts	Assets Managed	Other Accounts	Assets Managed
Robert Bayston	5	$1.2B	3	$56.3M	38	$3.2B
David Bowser	3	$479.6M	5	$1.2M	36	$3.7B
David Horsfall	0	N/A	0	N/A	5	$307.8M
Peter Vaream	3	$1.8B	1	$9.7M	26	$1.4M

None of the accounts are subject to a performance-based advisory fee.

The dollar ranges of Fund shares beneficially owned by the indicated Fund’s primary portfolio managers are as of February 28, 2011:

Portfolio Manager	Fund Name	Dollar Range of Fund Shares Beneficially Owned
Robert Bayston	Dreyfus Inflation Adjusted Securities Fund	None
	Dreyfus Short Term Income Fund	None
David Bowser	Dreyfus Inflation Adjusted Securities Fund	None
	Dreyfus Short Term Income Fund	None
Peter Vaream	Dreyfus Inflation Adjusted Securities Fund	None
	Dreyfus Short Term Income Fund	None
David Horsfall	Dreyfus Inflation Adjusted Securities Fund	None
	Dreyfus Short Term Income Fund	None